Property and Equipment	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Property and Equipment

7 - EQUIPMENT

March 31, 2020	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	785,145	778,440	6,705
Software	79,523	74,099	5,424
Office furniture and equipment	167,665	166,082	1,583
Voice communications equipment	4,297	4,128	169
Leasehold improvements	117,004	113,660	3,344
	1,153,634	1,136,409	17,225

March 31, 2019	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	834,420	825,004	9,416
Software	80,585	77,668	2,917
Office furniture and equipment	178,682	176,362	2,320
Voice communications equipment	4,610	4,385	225
Leasehold improvements	124,787	118,866	5,921
	1,223,084	1,202,285	20,799

Depreciation expense for the year ended March 31, 2020 was $8,867 ($10,575 and $11,341 for the years ended March 31, 2019 and 2018 respectively). These expenses are included in the cost of revenue account, the selling, general, and administrative expenses and the research and development account.